UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2005 (Unaudited)

___________________________________________________

 JAPAN SMALLER                            Value
 COMPANIES FUND             Shares        (000)
___________________________________________________

FOREIGN COMMON STOCK (84.2%)
JAPAN (84.2%)
  BUILDING & CONSTRUCTION (1.4%)
  Nichiha                      77,400  $     1,289
                                       ____________
  CHEMICALS (1.9%)
  Air Water                   235,000        1,771
                                       ____________
  COMMERCIAL SERVICES (0.0%)
  NIC                           1,400           12
                                       ____________
  COMPUTERS & SERVICES (1.8%)
  Computer Engineering
     & Consulting               8,500           94
  Jastec                       38,800          696
  Roland DG                    15,700          812
                                       ____________
                                             1,602
                                       ____________
  FINANCIAL SERVICES (7.6%)
  Diamond Lease               147,900        5,752
  Inter                         7,300          102
  Nissin                      411,600        1,045
                                       ____________
                                             6,899
                                       ____________
  MANUFACTURING (5.3%)
  Japan Cash Machine (A)       22,400          705
  Japan Cash Machine           44,800        1,405
  Nabtesco                    368,000        2,472
  Sanei-International           8,600          273
                                       ____________
                                             4,855
                                       ____________
  OFFICE FURNITURE & FIXTURES (0.2%)
  Okamura                      16,000          144
                                       ____________
  REAL ESTATE (22.5%)
  Arnest One                  137,100        3,553
  Azel                        161,000          270
  Daikyo                      628,000        1,424
  Diamond City                 95,500        2,719
  Fuso Lexel                   80,000          645
  Iida Home Max               101,700        2,199
  Japan General Estate        136,500        1,655
  Joint                        86,450        2,136
  Touei Housing               161,980        4,025
  Yasuragi                     31,100        1,089
  Zephyr                          430          701
                                       ____________
                                            20,416
                                       ____________
  REAL ESTATE INVESTMENT TRUSTS (5.1%)
  Japan Prime Realty
  Investment                      891        2,468
  Japan Real Estate
  Investment                      111          942
  Nippon Residential
     Investment*                  112          718
  Nomura Real Estate
     Office Fund                   69          496
                                       ____________
                                             4,624
                                       ____________
  RETAIL (38.4%)
  Arc Land Sakamoto           111,100        1,791
  Belluna                      16,929          591
  Colowide                    159,000        1,825

___________________________________________________

 JAPAN SMALLER                             Value
 COMPANIES FUND             Shares         (000)
___________________________________________________

  RETAIL (CONTINUED)
  Geo                             186  $       533
  Gigas K's Denki             146,604        3,940
  Honeys                        7,700          303
  Japan                        55,300          636
  Joyfull                     145,400        1,920
  Kappa Create                 97,650        2,511
  Matsumotokiyoshi             14,000          413
  Nishimatsuya Chain          139,940        5,159
  Nitori                       83,630        5,238
  Pal                          40,500        1,094
  Point                       112,920        3,760
  St Marc                      22,400          966
  Sundrug                      35,900        1,265
  United Arrows               124,600        2,940
                                       ____________
                                            34,885
                                       ____________
  WHOLESALE (0.0%)
  IMI                           1,200           17
  Sugimoto                        500            7
  Vitec                         1,200            9
                                       ____________
                                                33
                                       ____________
TOTAL FOREIGN COMMON STOCK
  (Cost $72,476)                            76,530
                                       ____________
TOTAL INVESTMENTS (84.2%)
  (Cost $72,476)+                      $    76,530
                                       ============
Percentages are based on Net Assets of $90,874,345.

* Non-income producing security.

(A) Security purchased on a when-isued basis.

+ At January 31, 2005, the tax basis cost of the Fund's investments was $72,476,022, and the unrealized appreciation and depreciation were
$8,775,712 and $(4,721,640), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


PAM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.